INTANGIBLE ASSETS, NET - Summary of Intangible assets, net (Detail) - CNY (¥) ¥ in Thousands	Mar. 31, 2023	Sep. 30, 2022
Schedule Of Intangible Asset [Line Items]
Cost	¥ 3,001	¥ 72,261
Less: Accumulated amortization	(3,001)	(58,786)
Intangible assets, net		13,475
Apartment rental contracts [Member]
Schedule Of Intangible Asset [Line Items]
Cost	¥ 3,001	55,967
Trademarks [Member]
Schedule Of Intangible Asset [Line Items]
Cost		¥ 16,294